Document and Entity Information	Dec. 21, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0000842717
Document Type	8-K
Document Period End Date	Dec. 21, 2023
Entity Registrant Name	BLUE RIDGE BANKSHARES, INC.
Entity Incorporation State Country Code	VA
Entity File Number	001-39165
Entity Tax Identification Number	54-1838100
Entity Address, Address Line One	1807 Seminole Trail
Entity Address, City or Town	Charlottesville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22901
City Area Code	(540)
Local Phone Number	743-6521
Written Communications	false
Soliciting Material	true
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, No par value
Trading Symbol	BRBS
Security Exchange Name	NYSEAMER
Entity Emerging Growth Company	true
Entity Ex Transition Period	false